9. Subsequent Events (Details Narrative) - USD ($)													1 Months Ended					6 Months Ended		12 Months Ended
	Sep. 13, 2017	Sep. 09, 2017	Jul. 10, 2017	Jul. 06, 2017	Jun. 05, 2017	Apr. 06, 2017	Apr. 05, 2017	Mar. 14, 2017	Feb. 10, 2017	Feb. 08, 2017	Feb. 07, 2017	Jul. 14, 2013	Jul. 25, 2017	Jul. 21, 2017	Mar. 20, 2017	Feb. 13, 2017	Jan. 17, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 16, 2017	Mar. 22, 2017	Feb. 16, 2017	Mar. 31, 2016	Oct. 31, 2015
Common stock shares issued																		129,298,133		111,438,236	66,600,367
Proceeds from common stock												$ 400,000						$ 357,500	$ 400,000	$ 671,500	$ 1,190,020
Convertible promissory note																		$ 820,703		$ 641,129	$ 365,350
Original issue discount rate																									18.00%	18.00%
Master Retainer Agreement [Member] | Cornerstone Growth Advisors [Member]
Exercise price of warrant					$ 0.07
Warrant expiration date					Jul. 03, 2020
Warrant term					3 years
Warrants to purchase common shares					100,000
Common stock shares issued					100,000
Restricted Stock [Member]
Common stock shares issued																								1,250,000
Subsequent Event [Member]
Common stock shares issued						600,000									750,000		800,000
Common stock share reverse								$ 1,000,000
Common stock shares issued upon conversion						12									15		16
Beneficial ownership percentage								300.00%
Common stock price per share															$ 0.001
Amendment effective date															Mar. 22, 2017
Increase number of authorized shares									350,000,000
Amended and restated Certificate of designation description									As per an amended and restated Certificate of Designation filed with the state of Nevada on October 31, 2016, the holders of Series B Preferred shares are entitled to sixty-six and two-thirds percent (66 2/3%) of the total votes on all such matters that shareholders are allowed to vote on.
Original issue discount rate								5.00%
Interest rate bears								1.50%
Subsequent Event [Member] | Common stock warrants [Member]
Exercise price of warrant			$ 0.06											$ 0.10
Warrant term			5 years	3 years										5 years
Common stock shares of sold			2,000,000	545,455										285,714
Warrants to purchase common shares			2,000,000	545,455										285,714
Sale of securities			$ 100,000	$ 30,000
Common stock price per share				$ 0.10
Subsequent Event [Member] | Common stock warrants [Member] | AccreditedInvestor [Member]
Exercise price of warrant													$ 0.10
Warrant term													3 years
Common stock shares of sold													545,455
Warrants to purchase common shares													545,455
Sale of securities													$ 30,000
Subsequent Event [Member] | Bellridge Capital LP [Member]
Shares owed as commitment fee																						1,317,176
Subsequent Event [Member] | Timothy Hassett [Member]
Accrued salary														$ 20,000
Subsequent Event [Member] | Summit Management Consulting [Member] | Common stock warrants [Member]
Exercise price of warrant														$ 0.10
Warrant term														5 years
Common stock shares of sold														1,000,000
Warrants to purchase common shares														1,000,000
Accrued salary														$ 70,000
Subsequent Event [Member] | JudsonBibb [Member] | Common stock warrants [Member]
Exercise price of warrant														$ 0.10
Warrant term														5 years
Common stock shares of sold														1,400,000,714
Warrants to purchase common shares														1,400,000
Accrued salary														$ 98,000
Subsequent Event [Member] | Tangiers Global Llc [Member]
Shares issued of common stock upon conversion										34,076
Interest on convertible debt										$ 54,650
Subsequent Event [Member] | Restricted Stock [Member]
Common stock shares issued																						67,176
Subsequent Event [Member] | Restricted Stock [Member] | Bellridge Capital LP [Member]
Common stock shares issued																						1,250,000
Subsequent Event [Member] | Restricted Stock [Member] | Bellridge Capital LP [Member]
Common stock shares issued								200,000
Subsequent Event [Member] | February 2017 Convertible Note [Member]
Common stock price per share											$ 0.08					$ 0.08
Outstanding balance percenatge											25.00%					25.00%
Penalty accrue											$ 100
Convertible promissory note								$ 78,750
Original issue discount rate								5.00%
Interest rate bears								5.00%
Convertible promissory note maturity date								Mar. 14, 2018
Conversion price per share								$ 0.06
Convertible promissory note description								Note may be prepaid in whole or in part at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Note is convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice
Reverse stock split								1:15 reverse stock split
Subsequent Event [Member] | February 2017 Convertible Note [Member] | Restricted Stock [Member]
Common stock shares issued											200,000					150,000
Proceeds from common stock											$ 100,000					$ 100,000
Original issue discount in lieu of interest	$ 110,000	$ 110,000									$ 10,000					$ 10,000
Subsequent Event [Member] | April Convertible Note [Member] | Restricted Stock [Member]
Common stock shares issued							300,000
Proceeds from common stock							$ 150,000
Original issue discount in lieu of interest	$ 165,000						$ 10,000
Common stock price per share							$ 0.10
Outstanding balance percenatge							0.00%
Penalty accrue							$ 100
Subsequent Event [Member] | Maximum [Member]
Increase number of authorized shares															350,000,000								350,000,000
Subsequent Event [Member] | Minimum [Member]
Increase number of authorized shares															140,000,000								140,000,000